Other expense, net	12 Months Ended
Dec. 31, 2011
Other Income And Expenses [Abstract]
Other Income And Other Expense Disclosure Text Block

14. Other expense (income), net

		December 31, 2011	January 1, 2011	December 31, 2009
		$	$	$

(a)	Long-lived asset impairment charges	7,868	7,549	-
(b)	Severance and other rationalization costs	924	1,805	1,182
(c)	Acquisition-related transaction costs	467	547	-
(d)	Gain on sale of assets	(2,872)	-	-
(e)	Adjustment to fair value of contingent consideration	(1,235)	-	-
(f)	Legal settlements	(512)	-	1,425
(g)	Wind-up of defined benefit pension plan	-	588	-
	Other	457	456	(362)
		5,097	10,945	2,245

(a) Long-lived asset impairment charges

In the fourth quarter of 2011, the Company evaluated whether the carrying amounts of tangible and intangible long-lived assets of its Purity Life Natural Health Products operation were recoverable based on the estimated undiscounted future cash flows from their remaining use. This evaluation indicated that these cash flows were not sufficient to recover the carrying amount of those assets and that impairment charges of $6,025 and $1,485 were required to write down intangible assets and property, plant and equipment of Purity Life, respectively. In addition, the Company reduced the weighted-average useful life of the remaining Purity Life tangible and intangible long-lived assets to two years. Purity Life is part of the International Foods. Also in the fourth quarter of 2011, the Company wrote off certain long-lived tangible and intangible assets of its Frozen Foods operation in the amounts of $88 and $270, respectively. The Frozen Foods operation is part of the Consumer Products Group.

In fiscal 2010, the Company recorded an asset impairment charge of $4,224 against the carrying value of property, plant and equipment within the Mexican and California fruit processing operations. Following management's decision to rationalize these operations, the carrying value of the property, plant and equipment was written down to its fair value. A supplier relationship intangible asset in the amount of $454 was also written off, as the rationalization plan impaired all future value of the relationship. In addition, the Company identified and wrote off $516 of obsolete equipment at its Healthy Snacks operation. The Company also recorded an intangible assets impairment charge of $2,355 in connection with the closure of its brokerage operation in Chicago, Illinois. All of these impairments charges were related to the Consumer Products Group and totaled $7,549.

(b) Severance and other rationalization costs

In fiscal 2011, the Company recorded employee severance and other rationalization costs mainly in connection with the divestiture of fruit processing operations in Mexico and California (see note 3(a)) and headcount reductions at a Purity Life distribution facility in Acton, Ontario. In fiscal 2010, these costs were related to the rationalization of operations at the Purity Life distribution facility in response to market conditions, and the closure of the Chicago-based brokerage operation. In fiscal 2009, the Company consolidated certain manufacturing operations to Omak, Washington and ceased fruit processing at a leased facility in Buena Park, California.

(c) Acquisition-related transaction costs

Represents acquisition-related transaction costs incurred in connection with the fiscal 2011 acquisitions of Inland and Lorton's and the fiscal 2010 acquisitions of Dahlgren and Edner (see note 2).

(d) Gain on sale of assets

During the second quarter of 2011, the Company completed the sales of processing equipment and land and buildings located in Mexico to Fruvemex for proceeds of $5,650 (see note 3(a)). The Company recorded a gain on sale of $2,872, after deducting the carrying value of the assets and related transaction costs.

(e) Adjustments to fair value of contingent consideration

In fiscal 2011, the Company remeasured the fair value of the contingent consideration related to the acquisitions of Dahlgren (see note 2(b)) and Edner (see note 2(c)), which resulted in a $1,235 reduction in the related contingent consideration liabilities.

(f) Legal settlements

In fiscal 2011, the Company recorded a recovery of $512 in connection with the settlement of the Vargas Class Action (see note 20(a)). In fiscal 2009, the Company had accrued $1,200 related to the tentative settlement of this matter. In addition, in fiscal 2009, the Company settled a claim related to commissions with a former business partner for $225.

(g) Wind-up of defined benefit pension plan

As a result of the wind-up of a defined benefit plan in 2010, the Company recognized a non-cash charge of $588 that was previously recorded in accumulated other comprehensive income on the consolidated balance sheet.